Segment information - Summary of Operating Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 97,063	$ 1,136	₨ 81,319	₨ 78,223
Other income	6,383	75	7,309	4,581
Total income	109,070	1,277	96,531	89,309
Profit (loss) from operating activities	10,056	118	8,297	(2,563)
Less: Employee benefit and other expenses	4,616	54	4,467	4,413
Depreciation and amortisation expense	(20,670)	(242)	(17,583)	(15,901)
Finance costs and fair value change in derivative instruments	52,352	613	47,506	50,966
Profit / (loss) before tax	10,034	117	8,142	(2,470)
Less: Income tax expense	5,443	64	3,995	2,559
Profit / (loss) for the year	4,591	54	4,147	(5,029)
Operating segments [member]
Disclosure of operating segments [line items]
Other income	6,735	79	9,716	9,093
Total income	103,424	1,211	90,837	87,227
Raw materials and consumables used and changes in inventories of finished goods	8,593	101	3,646	6,891
Employee benefit and other expenses	13,178	154	13,699	13,407
Total expenses	21,771	255	17,345	20,298
Profit (loss) from operating activities	81,653	956	73,492	66,929
Depreciation and amortisation expense	(20,670)	(242)	(17,583)	(15,901)
Change in fair value of warrants	595	7	551	1,356
Finance costs and fair value change in derivative instruments	(52,352)	(613)	(47,487)	(49,689)
Profit / (loss) before tax	10,056	118	8,297	(2,563)
Less: Share of (loss) / profit of jointly controlled entities	(22)	(0)	(155)	93
Less: Income tax expense	(5,443)	(64)	(3,995)	(2,559)
Profit / (loss) for the year	4,591	54	4,147	(5,029)
Operating segments [member] | Other Segments [Member]
Disclosure of operating segments [line items]
Revenue	374	4	198	89
Less: Employee benefit and other expenses	(217)	(3)	(864)	(551)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Other income	4,677	55	4,945	637
Less: Employee benefit and other expenses	(4,004)	(47)	(4,955)	(5,433)
Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	4,402		5,835	6,710
Total income	48,160		46,682	42,719
Employee benefit and other expenses	7,019		7,859	7,961
Total expenses	7,019		7,859	7,961
Profit (loss) from operating activities	41,141		38,823	34,758
Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	1,973		3,285	2,214
Total income	37,563		36,956	34,319
Employee benefit and other expenses	4,784		5,384	4,830
Total expenses	4,784		5,384	4,830
Profit (loss) from operating activities	32,779		31,572	29,489
Hydro Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	84		44	12
Total income	2,321		2,300	2,475
Employee benefit and other expenses	268		367	243
Total expenses	268		367	243
Profit (loss) from operating activities	2,053		1,933	2,232
Transmission On Line [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	217		552	157
Total income	2,127		4,899	7,714
Raw materials and consumables used and changes in inventories of finished goods	602		3,646	6,891
Employee benefit and other expenses	48		89	373
Total expenses	650		3,735	7,264
Profit (loss) from operating activities	1,477		1,164	450
Manufacturing [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	59
Total income	37,395		15,285
Raw materials and consumables used and changes in inventories of finished goods	30,015		14,289
Employee benefit and other expenses	3,177		997
Total expenses	33,192		15,285
Profit (loss) from operating activities	4,203
Adjustments And Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total income	(24,142)		(15,285)
Raw materials and consumables used and changes in inventories of finished goods	(22,024)		(14,289)
Employee benefit and other expenses	(2,118)		(997)
Total expenses	(24,142)		(15,285)
Revenue From External Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	96,689	1,132	81,121	78,134
Revenue From External Customers [Member] | Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	43,758		40,847	36,009
Revenue From External Customers [Member] | Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	35,590		33,671	32,105
Revenue From External Customers [Member] | Hydro Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,237		2,256	2,463
Revenue From External Customers [Member] | Transmission On Line [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,910		4,347	7,557
Revenue From External Customers [Member] | Manufacturing [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	13,194
Inter Segment Revenue [Member] | Manufacturing [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	24,142		15,285
Inter Segment Revenue [Member] | Adjustments And Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(24,142)		(15,285)
Revenue From Contracts With Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	96,689	$ 1,132	81,121	78,134
Revenue From Contracts With Customers [Member] | Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	43,758		40,847	36,009
Revenue From Contracts With Customers [Member] | Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	35,590		33,671	32,105
Revenue From Contracts With Customers [Member] | Hydro Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,237		2,256	2,463
Revenue From Contracts With Customers [Member] | Transmission On Line [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,910		4,347	₨ 7,557
Revenue From Contracts With Customers [Member] | Manufacturing [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	37,336		15,285
Revenue From Contracts With Customers [Member] | Adjustments And Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ (24,142)		₨ (15,285)